Class A and Class F Common Stock - Summary of Stockholders' Equity Note, Warrants or Rights (Detail) - Common Class A [Member] - Vendor Warrants [Member] $ / shares in Units, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Shares | shares	843,082
Exercise Price | $ / shares	$ 1.75
Issued	Sep. 23, 2019
Expiration	Sep. 23, 2026
Fair Value at Issuance | $	$ 1,160